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                United States Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM 13F

                   Report for the Quarter Ended June 30, 2004

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     Check here if Amendment: [ ] Amendment No.
     This Amendment           [ ] is a restatement
                              [ ] Adds new holdings entries

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Name of Institutional Investment Manager Filing this Report:

     PA Managed Accounts LLC
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Address:

     1345 Avenue of the Americas, 50th Floor, New York, NY 10105
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     Form 13-F File No. 28-10919

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          The institutional investment manager filing this Report and the person by whom it is signed hereby represent that the person signing the Report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this Form.

          Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Newport Beach and the State of California on the 10th day of August, 2004.

                                                PA Managed Accounts LLC
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Person Signing this Report on
Behalf of Reporting Manager:          (Name of Institutional Investment Manager)

Name:  Stewart A. Smith
Title: Secretary
Phone: (949) 219-2200


                                                 /s/ STEWART A. SMITH
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                                      (Signature of Person Duly Authorized to
                                                  Submit This Report)
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     Report Type:

          [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting Manager are reported in this Report)

          [X] 13F NOTICE. (Check here if no holdings are reported in this Report, and all holdings are reported by other Reporting Manager(s))

          [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this Reporting Manager are reported in this Report and a portion are reported by other Reporting Manager(s))

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     List of Other Managers Reporting for this Manager

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13F File No.:   Name:
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28-2701         Allianz Dresdner Asset Management of America L.P.
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